Significant Judgments, Estimates and Assumptions - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounting judgements and estimates [line items]
Increase in depreciation expense due to a change in useful life	R$ 4,602
Provision for antifraud losses [member]
Disclosure of accounting judgements and estimates [line items]
Chargeback occurring days	120 days
Provision	R$ 2,861	R$ 1,317
Pin pads and POS [member]
Disclosure of accounting judgements and estimates [line items]
Property and equipment and intangible assets useful lives	3 years	5 years
Residual value of initial cost percentage	30.00%
FIDCs AR [member] | Subordinated quotas [member]
Disclosure of accounting judgements and estimates [line items]
Percentage of third-party ownership interest	10.00%
FIDCs AR [member] | Senior quotas [member]
Disclosure of accounting judgements and estimates [line items]
Percentage of third-party ownership interest	90.00%
TAPSO [member] | Subordinated quotas [member]
Disclosure of accounting judgements and estimates [line items]
Percentage of third-party ownership interest	99.00%
TAPSO [member] | Senior quotas [member]
Disclosure of accounting judgements and estimates [line items]
Percentage of third-party ownership interest	1.00%